Expense Example - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIPInternationalIndexPortfolio-InitialServiceService2PRO - VIP International Index Portfolio	Apr. 29, 2023 USD ($)
VIP International Index Portfolio - Initial Class
Expense Example:
1 year	$ 17
3 years	55
5 years	96
10 years	217
VIP International Index Portfolio - Service Class 2
Expense Example:
1 year	43
3 years	135
5 years	235
10 years	530
VIP International Index Portfolio - Service Class
Expense Example:
1 year	28
3 years	87
5 years	152
10 years	$ 343